FAIR VALUE MEASUREMENTS (Schedule of Reconciliation of Changes in Fair Value of Liabilities) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities - warrant instruments	$ (5,997,501)	$ (4,654,915)	$ (6,240,706)	$ (11,603,559)	$ 10,780,342	$ (6,116,147)	$ (1,559,352)	$ (4,681,354)
Gain (Loss) on Settlement of Derivative Instrument [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities - warrant instruments					(590,462)	(4,069,165)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			(7,653,928)	(15,244,754)	(15,244,754)	(8,029,728)
Change in fair value	5,997,501	4,654,915			10,780,342	(6,116,147)
Additions	0	0			(3,779,978)	(4,635,105)
Warrant modification					0	(1,068,320)
Exercise of warrants	0	0			590,462	4,604,546
Ending balance	(6,062,386)	(6,830,711)	(6,062,386)	(6,830,711)	(7,653,928)	(15,244,754)	(7,653,928)	(6,062,386)
Realized loss on settlement of warrant derivative liability			0	537,486
Change in unrealized gains (losses) included in earnings for the year ended June 30, 2012 and 2011					10,780,342	(6,116,147)
Change in fair value of derivative liabilities - warrant instruments	$ 5,997,501		$ 6,240,706	$ 11,603,559